Income Taxes- Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, ¥ in Millions				12 Months Ended
	Apr. 01, 2016 JPY (¥)	Apr. 01, 2015 JPY (¥)	Mar. 31, 2015 JPY (¥)	Jan. 01, 2018	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Taxes [Line Items]
Paid-in capital					¥ 2,644,043		¥ 2,725,675		$ 406,382
Total deferred tax assets before valuation allowances					129,625		131,724		19,923
Valuation allowances					71,983		41,388		11,064
Undistributed earnings					726,019		654,425		111,587
Taxable losses					406,398	$ 62,462
Unrecognized tax benefit					63,252		61,557	¥ 46,615	9,722	$ 9,461
Unrecognized tax benefit net against deferred tax loss carryforwards					29,629	4,554	43,934
Unrecognized tax benefit presented in the other non-current liabilities line item					33,623	5,168	17,623
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate					33,623		13,228		5,168
Interest related to unrecognized tax benefits					5,226	803	3,489
Penalties related to unrecognized tax benefits					0	$ 0	0
Interest accrued related to unrecognized tax benefits					10,209		4,983		1,569
Scenario, Plan
Income Taxes [Line Items]
Statutory rate				21.00%
Maximum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities					72,602		65,442		11,159
Minimum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities					¥ 36,301		¥ 32,721		$ 5,579
UNITED STATES
Income Taxes [Line Items]
Taxable loss expiration Year					2036	2036
UNITED STATES | Cheetah Mobile America, Mob Inc. and Live.me America
Income Taxes [Line Items]
Foreign statutory tax rate					35.00%	35.00%
CALIFORNIA | Cheetah Mobile America, Mob Inc. and Live.me America
Income Taxes [Line Items]
Foreign statutory tax rate					8.84%	8.84%
HONG KONG | Cheetah Technology
Income Taxes [Line Items]
Foreign statutory tax rate					16.50%	16.50%
HONG KONG | HK Zoom
Income Taxes [Line Items]
Foreign statutory tax rate					16.50%	16.50%
HONG KONG | Youloft HK
Income Taxes [Line Items]
Foreign statutory tax rate					16.50%	16.50%
HONG KONG | Cheetah Information Hong Kong Live.me
Income Taxes [Line Items]
Foreign statutory tax rate					16.50%	16.50%
HONG KONG | Cheetah Mobile Hong Kong
Income Taxes [Line Items]
Foreign statutory tax rate					16.50%	16.50%
SINGAPORE | Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate					17.00%	17.00%
Reduction in tax rate for stated period following the exemption period					5.00%	5.00%
SINGAPORE | Cheetah Mobile Singapore | Development Expansion Incentive Scheme
Income Taxes [Line Items]
Period for reduction in tax percentage					10 years	10 years
JAPAN | Japan Kingsoft
Income Taxes [Line Items]
Foreign statutory tax rate	15.00%	15.00%	25.50%
Reduction in tax rate for stated period following the exemption period	23.40%	23.90%
Paid-in capital	¥ 8	¥ 8
Foreign statutory tax rate over stated taxable income level	23.40%
JAPAN | Japan Kingsoft | Maximum [Member]
Income Taxes [Line Items]
Paid-in capital	¥ 100	¥ 100
JAPAN | Japan Kingsoft | Minimum [Member]
Income Taxes [Line Items]
Paid-in capital			¥ 100
FRANCE | Mob Partner and News Republic
Income Taxes [Line Items]
Foreign statutory tax rate					33.33%	33.33%
PRC
Income Taxes [Line Items]
Statutory rate					25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)					10.00%	10.00%
PRC | Reduction in Taxes [Member]
Income Taxes [Line Items]
Withholding tax, Reduction					5.00%	5.00%
PRC | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year					2022	2022
PRC | Minimum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year					2018	2018
PRC | New Software Development Enterprise
Income Taxes [Line Items]
Reduction in tax rate for stated period following the exemption period					50.00%	50.00%
Period for reduction in tax percentage					3 years	3 years
Exemption period for income tax					2 years	2 years
Income Tax Holiday, Aggregate Dollar Amount					¥ 67,934	$ 10,441	¥ 31,470	¥ 21,301
Income tax holiday, income tax benefits per share | (per share)					¥ 0.0487	$ 0.0075	¥ 0.0227	¥ 0.0155
PRC | HNTE
Income Taxes [Line Items]
Exemption period for income tax					3 years	3 years
Preferential tax rate					15.00%	15.00%
TAIWAN, PROVINCE OF CHINA | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year					2027	2027